Popeyes Transaction (Details)			12 Months Ended
	Mar. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2026 shares	Dec. 31, 2023 USD ($) shares	Mar. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares
Popeyes Transaction [Line Items]
Outstanding shares percentage	100.00%	100.00%
Percentage of exempted holding.	10.00%	10.00%
Contractual term	10 years	10 years
Cash | ¥			¥ 517,065					¥ 212,598
Ordinary shares issued (in Shares)			166,217,880			166,217,880		149,181,538
Ordinary shares issued value | ¥			¥ 9,733					¥ 8,616
Share capital			742	$ 108
Additional paid-in capital | ¥			¥ 1,807,715,296					¥ 1,472,014,651
Annual revenue percentage			3.00%			3.00%
Volume weighted average price			85.00%			85.00%
Divided | $				$ 350,000,000
Divided percentage			85.00%	85.00%
Amount due to related parties	¥ 66,130,560	$ 9,600,000
Fair value of Deferred Contingent consideration			¥ 26,106,460			$ 3,700,000
Forfeiture feature			6,544,170	$ 950,000
Intangible asset			26,624,439	3,865,000
Additional paid-in capital			91,859,481			$ 13,335,000
Legal fees			¥ 9,743,037	1,414,371
Common Stock [Member]
Popeyes Transaction [Line Items]
Ordinary shares issued (in Shares)			11,466,574			11,466,574
Ordinary shares issued value			¥ 265,555,530			$ 38,550,000
Forecast [Member] | Common Stock [Member]
Popeyes Transaction [Line Items]
Ordinary shares issued (in Shares)					286,664
PLKC HK International Limited [Member]
Popeyes Transaction [Line Items]
Percentage of exempted holding.	90.00%	90.00%
Popeyes China Franchisee [Member]
Popeyes Transaction [Line Items]
Contractual term	20 years	20 years
TH International Limited [Member]
Popeyes Transaction [Line Items]
Cash	¥ 206,658,000						$ 30,000,000
Holdings IV [Member]
Popeyes Transaction [Line Items]
Additional paid-in capital			¥ 265,554,788			$ 38,549,892
Holdings IV [Member] | Common Stock [Member]
Popeyes Transaction [Line Items]
Ordinary shares issued (in Shares)			10,319,917			10,319,917
PLK [Member]
Popeyes Transaction [Line Items]
Cash			¥ 206,658,000			$ 30,000,000
Forfeiture feature			¥ 325,141,920	$ 47,200,000
PLK [Member] | Common Stock [Member]
Popeyes Transaction [Line Items]
Ordinary shares issued (in Shares)			1,146,657			1,146,657